Fair Value Measurements: (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurements: (Tables) [Abstract]
Fair Value Measurements: (Tables)

Accounting Standards Codification ("ASC") 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are quoted prices in active markets for identical assets or liabilities, Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability and Level 3 inputs are unobservable inputs for the asset or liability that reflect the entity's own assumptions.

	Fair value December 31, 2017	Level 1	Level 2
Marketable securities	$239,232	$239,232	$-

	Fair value December 31, 2016	Level 1	Level 2
Marketable securities	$541,216	$541,216	$-
Convertible notes and interest notes	$77,164,724	$-	$77,164,724